Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details 5) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
30-89 Days	$ 3,534,411	$ 2,549,585
90 Days Or More	2,617,990	4,685,234
Total Past Due	6,152,401	7,234,819
Current	921,788,404	838,195,035
Total Loans	927,940,805	845,429,854
Commercial Real Estates [Member]
30-89 Days	711,925	178,083
90 Days Or More	25,050	944,669
Total Past Due	736,975	1,122,752
Current	471,415,882	413,757,869
Total Loans	472,152,857	414,880,621
Residential real estate - 1st lien [Member]
30-89 Days	2,471,244	1,856,944
90 Days Or More	1,306,019	646,980
Total Past Due	3,777,263	2,503,924
Current	214,313,630	206,320,964
Total Loans	218,090,893	208,824,888
Commercial & industrial [Member]
30-89 Days	249,577	253,974
90 Days Or More	1,286,921	3,068,578
Total Past Due	1,536,498	3,322,552
Current	122,519,154	118,383,155
Total Loans	124,055,652	121,705,707
Purchased Loan [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	7,808,877	10,568,922
Total Loans	7,808,877	10,568,922
Municipal [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	67,087,399	54,466,988
Total Loans	67,087,399	54,466,988
Residential real estate - Jr lien [Member]
30-89 Days	88,514	245,856
90 Days Or More	0	25,007
Total Past Due	88,514	270,863
Current	35,602,667	31,397,948
Total Loans	35,691,181	31,668,811
Consumer [Member]
30-89 Days	13,151	14,728
90 Days Or More	0	0
Total Past Due	13,151	14,728
Current	3,040,795	3,299,189
Total Loans	$ 3,053,946	$ 3,313,917